Annual Fund Operating Expenses - GlacierShares Arctic Circle ETF - GlacierShares Arctic Circle ETF Class	Sep. 23, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.95%

[1]	Estimated for the current fiscal year.